Label	Element	Value
BNY Mellon Dynamic Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	BNY Mellon Dynamic Value Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Effective December 31, 2026 (the "Effective Date"), the following information will supersede and replace the information in the first paragraph in the sections "Principal Investment Strategy" in the summary prospectus "Fund Summary – Principal Investment Strategy" in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be value companies. The fund considers value companies to be a company included in at least one of the Russell 3000 Value Index, the S&P Composite 1500 Value Index, or the MSCI ACWI Value Index, or a company that has a price-to-book ratio that is lower than that of the S&P 500 Index.

The fund may invest up to 30% of its net assets in foreign securities. Newton Investment Management North America, LLC, the fund's sub-adviser, identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	The fund may invest up to 30% of its net assets in foreign securities. Newton Investment Management North America, LLC, the fund's sub-adviser, identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	The fund considers value companies to be a company included in at least one of the Russell 3000 Value Index, the S&P Composite 1500 Value Index, or the MSCI ACWI Value Index, or a company that has a price-to-book ratio that is lower than that of the S&P 500 Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be value companies.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

October 30, 2026

BNY MELLON ADVANTAGE FUNDS, INC.
BNY Mellon Dynamic Value Fund

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY